Income Taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ARS ($)
Disclosure of Income Taxes [Abstract]
Deferred tax rate	26.50%
Deferred tax liability	$ 8,451,000
Deferred tax asset	3,896	$ (23,906)	$ 665	$ (5,091)
Deferred tax recovery	$ 4,287